Related Parties - Summary of Shares granted (Detail) - 12 months ended Dec. 31, 2020 R$ in Thousands	BRL (R$)	$ / shares
Summary of related parties [line items]
Balance of number of shares granted	702,260
Total grant costs, including taxes	R$ 51,551
Accumulated recognized grant costs	(46,753)
Accumulated unrecognized grant costs	R$ 4,798
Sharebased payment arrangements 1 [member]
Summary of related parties [line items]
Grant date	March 4, 2016
Balance of number of shares granted	380,000
Vesting period	2021 to 2023
Market price of shares on the grant date | $ / shares		$ 32.72
Total grant costs, including taxes	R$ 17,147
Accumulated recognized grant costs	(14,076)
Accumulated unrecognized grant costs	R$ 3,071
Sharebased payment arrangements 2 [member]
Summary of related parties [line items]
Grant date	December 10, 2014
Balance of number of shares granted	266,660
Vesting period	2021
Market price of shares on the grant date | $ / shares		25.32
Total grant costs, including taxes	R$ 28,405
Accumulated recognized grant costs	(26,726)
Accumulated unrecognized grant costs	R$ 1,679
Sharebased payment arrangements 3 [member]
Summary of related parties [line items]
Grant date	March 5, 2014
Balance of number of shares granted	55,600
Vesting period	2021
Market price of shares on the grant date | $ / shares		$ 26.08
Total grant costs, including taxes	R$ 5,999
Accumulated recognized grant costs	(5,951)
Accumulated unrecognized grant costs	R$ 48